Note 10 - Equity Incentive Plans 1 (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)	27,767,619		25,407,299	20,405,239	17,938,726
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.62		$ 1.96	$ 2.49	$ 2.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted-Average Remaining Contractual Term (Year)	7 years 4 months 24 days		7 years 3 months 10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 667,000		$ 4,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number (in shares)	13,614,279		14,808,497
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.59		$ 2.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term (Year)	6 years 14 days		6 years 1 month 28 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 161,000		$ 4,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)	(0)	3,625	3,625	38,030
Proceeds from Stock Options Exercised	$ 0	$ 3,000	$ 3,000	$ 30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 0		$ 7,000
Share Price (in dollars per share)	$ 0.61	$ 0.85	$ 0.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 0.59	$ 0.46	$ 0.47	$ 1.01
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 12,100,000		$ 9,200,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	3 years		2 years 4 months 24 days